Label	Element	Value
American Funds International Vantage Fund | American Funds International Vantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds International Vantage Fund SM
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	American Funds International Vantage Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Keep this supplement with your prospectus.
American Funds International Vantage Fund | American Funds International Vantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,727
American Funds International Vantage Fund | American Funds International Vantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,820
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	920
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,820
American Funds International Vantage Fund | American Funds International Vantage Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
American Funds International Vantage Fund | American Funds International Vantage Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,152
American Funds International Vantage Fund | American Funds International Vantage Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 844
American Funds International Vantage Fund | American Funds International Vantage Fund | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 732
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,529
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	941
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,590
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,463
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,453
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529 F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,222
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 904
American Funds International Vantage Fund | American Funds International Vantage Fund | Class 529-F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 839
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,994
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,952
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,666
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,485
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,128
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 924
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 781
American Funds International Vantage Fund | American Funds International Vantage Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 732

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.